Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash		$ 16,204	$ 4,519
Prepaid expenses and other current assets		14,166	6,750
Prepaid income taxes		30,492
Cash and marketable securities held in Trust Account			1,565,078
Total Current Assets		60,862	1,576,347
Cash and marketable securities held in Trust Account		8,330,835	9,308,328
Total Assets		8,391,697	10,884,675
Current Liabilities:
Accounts payable and accrued expenses		684,483	449,114
Advance from Profusa		791,407
Excise tax payable		1,880,944	1,864,106
Common stock to be redeemed	[1]		1,565,078
Income tax payable			49,061
Total Current Liabilities		12,314,886	4,921,477
Deferred tax liability			13,661
Warrant liabilities		696,170	156,639
Total Liabilities		13,011,056	5,091,777
Commitments and Contingencies (Note 6)
Common stock subject to possible redemption, 687,519 and 833,469 shares at redemption value of approximately $12.13 and $11.10 at December 31, 2024 and 2023, respectively		8,337,388	9,252,208
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 5,193,750 shares issued and outstanding at December 31, 2024 and 2023 (excluding 687,519 and 833,469 shares subject to possible redemption at December 31, 2024 and 2023, respectively)		519	519
Accumulated deficit		(12,957,266)	(3,459,829)
Total Stockholders’ Deficit		(12,956,747)	(3,459,310)
Total Liabilities, Redeemable Common Stock and Stockholders’ Deficit		8,391,697	10,884,675
Related Party
Current Liabilities:
Convertible promissory note – related party		8,908,052	944,118
Due to related party		$ 50,000	$ 50,000

[1]	In connection with the special meeting of stockholders to vote on extending the Combination Period, on December 21, 2023, 140,663 shares of the Company’s common stock were redeemed at a per share price of $11.13. In January 2024, $1,565,078 was paid from the Trust Account to redeeming stockholders in connection with the extension. As a result, the Company has recorded a liability of $1,565,078 as common stock to be redeemed and reduced common stock subject to possible redemption as of December 31, 2023 on the consolidated balance sheet.